Merger - Business Acquisition, Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 46,192	$ 40,366	$ 38,874
Noninterest income									14,278	13,874	12,062
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712	$ 12,745	$ 9,528	$ 6,179
Basic	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 0.23	$ 0.25	$ 0.24	$ 0.27	$ 1.43	$ 0.99	$ 0.65
Diluted	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 0.21	$ 0.21	$ 0.21	$ 0.22	$ 1.17	$ 0.85	$ 0.64
Pro Forma [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 46,852	$ 44,583	$ 43,197
Noninterest income									14,699	14,297	12,486
Net income									$ 11,931	$ 10,045	$ 7,024
Basic									$ 1.32	$ 1.06	$ 0.76
Diluted									$ 1.09	$ 0.90	$ 0.75